Segment information (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Information on Reportable Segments

Information on reportable segment for the year ended March 31, 2016 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	128,147	58,358	79,514	70,866	113,422	37,009	487,316	29,722	(731)	516,307
Segment Result	27,902	12,009	13,590	13,475	24,223	5,990	97,189	(1,007)	(386)	95,796
Unallocated							1,064	—	—	1,064

Segment Result Total							98,253	(1,007)	(386)	96,860
Finance expense										(5,378)
Finance and other income										23,451

Profit before tax										114,933
Income tax expense										(25,366)

Profit for the year										89,567

Depreciation and amortization										14,965

Information on reportable segment for the year ended March 31, 2017 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	135,967	82,242	83,417	68,883	119,175	38,756	528,440	25,922	(183)	554,179
Other operating income	—	—	—	—	—	—	4,082	—	—	4,082
Segment Result	24,939	9,479	14,493	14,421	23,453	6,149	92,934	(1,680)	(506)	90,748
Unallocated							(951)	—	—	(951)

Segment Result Total							96,065	(1,680)	(506)	93,879
Finance expense										(5,942)
Finance and other income										22,419

Profit before tax										110,356
Income tax expense										(25,213)

Profit for the year										85,143

Depreciation and amortization										23,107

Information on reportable segment for the year ended March 31, 2018 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	148,062	74,177	83,762	68,427	120,272	33,710	528,410	17,998	(49)	546,359
Segment Result	24,626	9,620	13,060	8,060	21,742	3,158	80,266	362	319	80,947
Unallocated							3,347	—	—	3,347

Segment Result Total							83,613	362	319	84,294
Finance expense										(5,830)
Finance and other income										23,999
Share of profit/ (loss) of equity accounted investee										11

Profit before tax										102,474
Income tax expense										(22,390)

Profit for the year										80,084

Depreciation and amortization										21,124

Summary of Revenues from Geographic Segments Based on Domicile of Custo

The Company has four geographic segments: India, Americas, Europe and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2016		2017		2018
India	₹	51,371	₹	46,555	₹	43,099
Americas*		258,615		290,719		283,515
Europe		126,417		133,909		138,597
Rest of the world		79,904		82,996		81,148

	₹	516,307	₹	554,179	₹	546,359

Summary of Stock Compensation Expense of Segment

	Year ended March 31,
	2016		2017		2018
IT Services	₹	1,424	₹	1,550	₹	1,402
IT Products		2		4		3
Reconciling items		108		188		(58)

	₹	1,534	₹	1,742	₹	1,347